Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/River Road Dividend All Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.78%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.78%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that the subadviser believes will exceed that of the Russell 3000 Value Index. The Fund invests primarily in dividend paying common stocks, publicly traded partnerships (“PTPs”), and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), closed-end funds or other investment companies (including exchange-traded funds (“ETFs”)), convertible preferred stocks, and royalty income trusts. Using systematic and dynamic internal research through multiple sources, the subadviser narrows the field of companies into a more refined working universe. The subadviser then employs a value-driven, bottom-up approach that seeks to identify companies that it believes have certain characteristics including:
  High, growing dividend yield
  Financial strength
  Priced at a discount to absolute value
  Attractive business model
  Shareholder-oriented management
  Undiscovered, underfollowed, misunderstood companies
		To manage risk, the subadviser employs a structured sell discipline and a strategy of balanced diversification.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Investment Company Risk. The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

PTP Risk. Investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. If the assets underlying a royalty income trust do not perform as expected, the trust may reduce or eliminate distributions, which will significantly impair the value of an investment in the trust. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

		Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with investors depending on prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown.

		The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	03/13	13.84%
Worst quarter:	12/08	(19.54)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
2006	rr_AnnualReturn2006	25.51%
2007	rr_AnnualReturn2007	0.55%
2008	rr_AnnualReturn2008	(28.65%)
2009	rr_AnnualReturn2009	21.33%
2010	rr_AnnualReturn2010	18.59%
2011	rr_AnnualReturn2011	5.05%
2012	rr_AnnualReturn2012	9.06%
2013	rr_AnnualReturn2013	32.05%
2014	rr_AnnualReturn2014	9.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.54%)
1 Year	rr_AverageAnnualReturnYear01	9.13%
5 Years	rr_AverageAnnualReturnYear05	14.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2005
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_AverageAnnualReturnYear01	9.41%
5 Years	rr_AverageAnnualReturnYear05	14.68%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2007
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Return After Taxes on Distributions | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	12.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2005
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	11.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2005
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Russell 3000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from June 30, 2005. Index return for Class I shares, since inception, computed from June 30, 2007, is 5.13%.) | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	15.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2005
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND | Russell 3000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from June 30, 2005. Index return for Class I shares, since inception, computed from June 30, 2007, is 5.13%.) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	15.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2007